Depreciation and Amortisation - Summary of Depreciation and Amortisation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Depreciation and amortization expense [Line Items]
Depreciation	¥ 13,969	¥ 12,963		¥ 12,418
Amortisation of deferred benefits and gains	(68)	(161)		(131)
Other amortisation	407	360		332
Depreciation and amortisation	14,308	13,162	[1]	12,619	[1]
Owned assets [member]
Depreciation and amortization expense [Line Items]
Depreciation	8,193	8,080		7,569
Assets acquired under finance leases [member]
Depreciation and amortization expense [Line Items]
Depreciation	¥ 5,776	¥ 4,883		¥ 4,849

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).